SUPPLEMENT DATED July 1, 2003

TO PROSPECTUS DATED MAY 1, 2003 FOR

KEMPER INVESTORS LIFE INSURANCE COMPANY

PERIODIC PAYMENT VARIABLE ANNUITY CONTRACTS

KEMPER ADVANTAGE III

Issued By

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

and

KEMPER INVESTORS LIFE INSURANCE COMPANY

This Supplement corrects the Accumulation Unit Value section contained in your Kemper Advantage III Variable Annuity Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The fourth paragraph under the section entitled "2. Accumulation Unit Value." appearing on page 42 of the Prospectus is corrected by replacing the third line thereof with the following: "(1 ÷ 2) - 3, where:".

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For use in all states